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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10395


                   	  Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                     Pioneer Global Aggregate Bond Fund
                     Schedule of Investments 1/31/2009 (unaudited)

   Principal  Floating
   Amount ($) Rate (d)                                                 Value

                     CONVERTIBLE CORPORATE BONDS - 0.2 %
                     Banks - 0.2 %
                     Regional Banks - 0.2 %
      20,000         National City Corp., 4.0%, 2/1/11               $ 18,375
                     Total Banks                                     $ 18,375
                     TOTAL CONVERTIBLE CORPORATE BONDS               $ 18,375
                     (Cost  $16,893)
      Shares
                     PREFERRED STOCK - 0.2 %
                     Diversified Financials - 0.2 %
                     Diversified Financial Services - 0.2 %
        25           Bank of America Corp., 7.25%, 12/31/49          $ 12,613
                     Total Diversified Financials                    $ 12,613
                     TOTAL PREFERRED STOCK                           $ 12,613
                     (Cost  $20,367)
     Principal
     Amount ($)
                     ASSET BACKED SECURITIES - 1.5 %
                     Banks - 0.7 %
                     Thrifts & Mortgage Finance - 0.7 %
       9,024         Countrywide Asset Backed Securities, 5.069%, 2/2$  8,341
       6,019   5.15  Credit-Based Asset Servicing & Securities, Float   5,865
      23,435         JPMorgan Mortgage Acquisition Corp., 5.224%, 10/2 23,176
       2,918   0.00  Lehman XS Trust, Floating Rate Note, 5/25/46       2,891
      11,064   0.52  Morgan Stanley Ixis Real Estate, Floating Rate N  10,433
                                                                     $ 50,706
                     Total Banks                                     $ 50,706
                     Diversified Financials - 0.8 %
                     Consumer Finance - 0.2 %
      20,000   0.91  RASC 2005-KS7 M1, Floating Rate Note, 8/25/35   $ 15,501
                     Diversified Financial Services - 0.1 %
      18,773   0.00  FFML 2006-FF4 A2, Floating Rate Note, 3/25/36   $ 14,212
                     Investment Banking & Brokerage - 0.5 %
       8,119   0.00  GSAMP Trust, Floating Rate Note, 11/25/35       $  7,509
      16,353   0.00  GSAMP Trust, Floating Rate Note, 3/25/35          15,065
      20,000   0.00  MLMI 2006-AR1 A2C, Floating Rate Note, 3/25/37    13,804
                                                                     $ 36,378
                     Total Diversified Financials                    $ 66,091
                     TOTAL ASSET BACKED SECURITIES                   $ 116,797
                     (Cost  $123,008)

                     COLLATERALIZED MORTGAGE OBLIGATIONS - 5.1 %
                     Materials - 0.2 %
                     Steel - 0.2 %
     1,365,600       MSDWC 2000-1345 X, 0.7259%, 9/3/15              $ 12,890
                     Total Materials                                 $ 12,890
                     Banks - 3.1 %
                     Diversified Banks - 0.3 %
      32,835   5.67  RALI 2005-QA10 A41, 5.7412%, 9/25/35            $ 19,095
                     Thrifts & Mortgage Finance - 2.8 %
      25,000         GS Mortgage Securities Corp. II, 7.12%, 11/18/29$ 24,821
      15,000         JPMCC 2002-C3 B, 5.146%, 7/12/35                  13,873
      42,133         JPMCC 2004-CB8 A1A, 4.158%, 1/12/39               35,890
      33,657         JPMorgan Mortgage Trust, 6.0%, 8/25/34            29,639
      25,000         SBA CMBS Trust, 6.709%, 11/15/36                  19,375
      50,000         TSTAR 2006-1A A, 5.668%, 10/15/36                 39,733
      23,587   0.00  WAMU Mortgage Pass-Through Cer Floating Rate Not  11,185
      27,499         Wells Fargo Mortgage Backed Securities, 5.0%, 11  25,935
      23,855         Wells Fargo Mortgage Backed Securities, 5.0%, 3/  20,113
                                                                     $ 220,564
                     Total Banks                                     $ 239,659
                     Diversified Financials - 0.7 %
                     Diversified Financial Services - 0.7 %
      10,000         CCI 2005 1A C, 5.074%, 6/15/35                  $  8,800
      16,335         CMSI 2006-1 3A1, 5.0%, 2/25/36                    12,168
      43,582         Master Alternative Loans Trust, 6.0%, 7/25/34     36,201
                                                                     $ 57,169
                     Total Diversified Financials                    $ 57,169
                     Real Estate - 0.4 %
                     Mortgage Real Estate Investment Trusts - 0.4 %
      33,221         CS First Boston Mortgage Security, 3.5%, 7/25/18$ 29,927
                     Total Real Estate                               $ 29,927
                     Government - 0.7 %
                     Government - 0.7 %
      50,000         FHR 3211 PB, 5.5%, 2/15/33                      $ 51,707
                     Total Government                                $ 51,707
                     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS       $ 391,352
                     (Cost  $439,821)

                     CORPORATE BONDS - 29.4 %
                     Energy - 3.6 %
                     Integrated Oil & Gas - 0.3 %
      25,000         Marathon Oil Corp., 5.9%, 3/15/18               $ 21,660
                     Oil & Gas Drilling - 0.7 %
      50,000         Transocean Sedco, 1.5%, 12/15/37                $ 41,125
      10,000         Transocean Sedco, 1.625%, 12/15/37                 8,850
                                                                     $ 49,975
                     Oil & Gas Equipment & Services - 0.1 %
      10,000         Weatherford International, Ltd., 9.625%, 3/1/19 $ 10,178
                     Oil & Gas Exploration & Production - 0.7 %
      10,000         Canadian National Resource, 5.9%, 2/1/18        $  8,675
      50,000         Chesapeake Energy Corp., 9.5%, 2/15/15            49,000
                                                                     $ 57,675
                     Oil & Gas Refining & Marketing - 0.3 %
      25,000         Spectra Energy Capital, 6.2%, 4/15/18           $ 22,342
                     Oil & Gas Storage & Transporation - 1.5 %
      25,000         Buckeye Partners LP, 6.05%, 1/15/18             $ 20,815
      10,000         Kinder Morgan Energy, 5.95%, 2/15/18               9,556
      30,000         NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)          28,010
      25,000         Plains All America Pipeline, 6.125%, 1/15/17      20,650
      10,000         Questar Pipeline Co., 5.83%, 2/1/18                9,018
      40,000   7.00  Teppco Partners LP, Floating Rate Note, 6/1/67    20,648
      10,000         Trans - Canada Pipelines, 7.125%, 1/15/09         10,599
                                                                     $ 119,296
                     Total Energy                                    $ 281,126
                     Materials - 1.3 %
                     Diversified Metals & Mining - 0.2 %
      25,000   5.88  Freeport-McMoran Copper & Gold, Floating Rate No$ 17,750
                     Fertilizers & Agricultural Chemicals - 0.5 %
      40,000         Agrium, Inc., 6.75%, 1/15/19                    $ 37,459
                     Specialty Chemicals - 0.2 %
      50,000         Kronos International, Inc., 6.5%, 4/15/13       $ 14,073
                     Steel - 0.4 %
      30,000         ArcelorMittal, 6.125%, 6/1/18                   $ 23,472
      10,000         Commercial Metals Co., 7.35%, 8/15/18              7,833
                                                                     $ 31,305
                     Total Materials                                 $ 100,587
                     Capital Goods - 0.8 %
                     Electrical Component & Equipment - 0.2 %
      25,000         Belden CDT, Inc., 7.0%, 3/15/17                 $ 19,000
                     Industrial Conglomerates - 0.1 %
      10,000         Tyco International Group S.A., 8.5%, 1/15/19    $ 10,617
                     Trading Companies & Distributors - 0.5 %
      40,000         GATX Financial Corp., 6.0%, 2/15/18             $ 35,873
                     Total Capital Goods                             $ 65,490
                     Commercial Services & Supplies - 0.3 %
                     Office Services & Supplies - 0.3 %
      25,000         Pitney Bowes, Inc., 5.6%, 3/15/18               $ 24,407
                     Total Commercial Services & Supplies            $ 24,407
                     Transportation - 0.9 %
                     Railroads - 0.9 %
      25,000         Burlington Sante Fe Corp., 5.75%, 3/15/08       $ 24,581
      50,000         Union Pacific Corp., 5.7%, 8/15/18                47,908
                                                                     $ 72,489
                     Total Transportation                            $ 72,489
                     Consumer Durables & Apparel - 0.3 %
                     Household Appliances - 0.3 %
      25,000         Whirlpool Corp., 5.5%, 3/1/13                   $ 21,752
                     Total Consumer Durables & Apparel               $ 21,752
                     Consumer Services - 0.5 %
                     Education Services - 0.5 %
      40,000         President & Fellows of Harvard, 3.7%, 4/1/13    $ 38,753
                     Total Consumer Services                         $ 38,753
                     Media - 0.4 %
                     Broadcasting - 0.1 %
      25,000         Univision Communications, 9.75%, 3/15/15 (144A) $  4,125
                     Cable & Satellite - 0.3 %
      25,000         British Sky Broadcasting, 6.1%, 2/15/18 (144A)  $ 21,137
       5,000         Time Warner Cable, Inc., 8.75, 2/14/19             5,568
                                                                     $ 26,705
                     Total Media                                     $ 30,830
                     Food, Beverage & Tobacco - 0.6 %
                     Brewers - 0.3 %
      20,000         Anheuser-Busch Worldwide, Inc., 7.75% 1/15/19 (1$ 20,697
                     Tobacco - 0.3 %
      25,000         UST, Inc., 5.75%, 3/1/18                        $ 20,863
                     Total Food, Beverage & Tobacco                  $ 41,560
                     Health Care Equipment & Services - 0.6 %
                     Health Care Facilities - 0.1 %
       5,000         HCA, Inc., 9.125%, 11/15/14                     $  4,800
                     Managed Health Care - 0.5 %
      40,000         United Health Group, 4.875%, 2/15/13            $ 37,984
                     Total Health Care Equipment & Services          $ 42,784
                     Pharmaceuticals & Biotechnology - 0.3 %
                     Biotechnology - 0.3 %
      25,000         Biogen Idec, Inc., 6.0%, 3/1/13                 $ 24,856
                     Total Pharmaceuticals & Biotechnology           $ 24,856
                     Banks - 8.0 %
                     Diversified Banks - 6.9 %
      80,000   5.18  BNP Paribas, Floating Rate Note, 10/17/16       $ 87,246
      80,000   5.16  DnB NOR ASA, Floating Rate Note, 9/28/15          89,507
      100,000  5.22  Intesa Sanpaolo S.p.A., Floating Rate Note, 2/8/  106,291
      80,000   5.75  Nordea Bank Finland, Floating Rate Note, 3/26/14  95,621
      80,000   3.63  Standard Chartered, Floating Rate Note, 2/3/17    88,217
      20,000         Wachovia Corp., 5.75%, 6/15/17                    19,909
      50,000         Wells Fargo Co., 4.375%, 1/31/13                  48,670
                                                                     $ 535,461
                     Regional Banks - 1.1 %
      10,000         Keycorp, 6.5%, 5/14/13                          $  9,619
      25,000         Mellon Funding Corp., 5.5%, 11/15/18              22,921
      15,000   8.25  PNC Funding Corp., Floating Rate Note, 5/29/49    11,203
      20,000         Wachovia Bank NA, 6.0%, 11/15/17                  18,991
      25,000         Wells Fargo Capital, 9.75%, 12/29/49              23,500
                                                                     $ 86,234
                     Total Banks                                     $ 621,695
                     Diversified Financials - 5.8 %
                     Asset Management & Custody Banks - 0.3 %
      25,000         Eaton Vance Corp., 6.5%, 10/2/17                $ 21,707
                     Consumer Finance - 1.0 %
      30,000         American General Finance, 6.9%, 12/15/17        $ 13,452
      35,000         American Honda Finance, 6.7%, 10/1/13 (144A)      34,986
      25,000         Caterpillar Financial, 7.05%, 10/1/18 (b)         25,984
                                                                     $ 74,422
                     Diversified Finance Services - 1.1 %
      15,000         Citigroup, Inc., 8.4%, 4/29/49                  $  5,478
      15,000         General Electric Capital Corp., 4.0%, 2/15/12     14,272
      25,000         JPMorgan Chase & Co., 6.0%, 1/15/18               25,102
      50,000         JPMorgan Chase & Co., 7.9%, 4/29/49               38,003
                                                                     $ 82,855
                     Investment Banking & Brokerage - 1.6 %
      95,000   5.79  Goldman Sachs Capital, Floating Rate Note, 12/29$ 34,116
      50,000         Merrill Lynch & Co., 5.45%, 2/5/13 (b)            47,462
      45,000         Morgan Stanley Dean Witter, Floating Rate Note,   41,180
                                                                     $ 122,758
                     Multi-Sector Holding - 0.2 %
      25,000         Leucadia National, 7.125%, 3/15/17 (144A)       $ 18,375
                     Specialized Finance - 1.6 %
      25,000         CIT Group, Inc., 7.625%, 11/30/12               $ 20,932
      48,542         Coso Geothermal Power, 7.0%, 7/15/26 (144A)       39,802
      35,000         International Lease Finance Corp., 6.375%, 3/25/  25,677
      10,000         National Rural Utilities Corp., 5.45%, 2/1/18      9,559
      25,000         National Rural Utilities Corp., 10.375%, 11/1/18  30,202
                                                                     $ 126,172
                     Total Diversified Financials                    $ 446,289
                     Insurance - 2.7 %
                     Life & Health Insurance - 0.3 %
      25,000         Prudential Financial, 5.15%, 1/15/13            $ 22,684
                     Multi-Line Insurance - 1.7 %
      25,000         AFC Capital Trust I, 8.207%, 2/3/27             $ 16,250
      80,000   6.75  AXA SA, Floating Rate Note, 12/15/20              97,231
      45,000   7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)        20,946
                                                                     $ 134,427
                     Reinsurance - 0.7 %
      20,000         Berkshire Hathway, Inc., 5.0%, 8/15/13          $ 20,632
      40,000         Platinum Underwriters HD, 7.5%, 6/1/17            30,080
                                                                     $ 50,712
                     Total Insurance                                 $ 207,823
                     Real Estate - 0.5 %
                     Diversified Real Estate Activities - 0.4 %
      35,000         WEA Finance LLC, 7.125%, 4/15/18                $ 27,984
                     Specialized Real Estate Investment Trusts - 0.1 %
      10,000         Health Care Real Estate Investment Trust, Inc., $  7,517
                     Total Real Estate                               $ 35,501
                     Software & Services - 0.4 %
                     Data Processing & Outsourced Services - 0.4 %
      55,000         First Data Corp., 9.875%, 9/24/15 (144A)        $ 30,800
                     Total Software & Services                       $ 30,800
                     Semiconductors - 0.2 %
                     Semiconductor Equipment - 0.2 %
      25,000         Klac Instruments Corp., 6.9%, 5/1/18            $ 19,008
                     Total Semiconductors                            $ 19,008
                     Telecommunication Services - 0.9 %
                     Integrated Telecommunication Services - 0.9 %
      20,000         Embarq Corp., 7.082%, 6/1/16                    $ 17,800
      10,000         Paetec Holdings, 9.5%, 7/15/15                     6,500
      20,000         Verizon Communications, Inc., 8.75%, 11/1/18      23,295
      25,000         Windstream Corp., 8.125%, 8/1/13                  24,625
                                                                     $ 72,220
                     Total Telecommunication Services                $ 72,220
                     Utilities - 1.3 %
                     Electric Utilities - 0.9 %
      10,000         CenterPoint Energy Houston Electric LLC, 7.0%, 3$ 10,305
      10,000         Commonwealth Edison, 6.15%, 9/15/17                9,905
      35,000         Public Service of New Mexico, 7.95%, 5/15/18      31,135
       5,000         Southern California Edison Co., 5.75%, 3/15/14     5,434
       5,000         TXU Energy Co., 10.25%, 11/1/15                    3,725
      10,000         West Penn Power Co., 5.95%, 12/15/17               8,952
                                                                     $ 69,456
                     Independent Power Producer & Energy Traders - 0.4 %
      40,000         Panoche Energy Center, 6.885%, 7/31/29 (144A)   $ 32,429
                     Total Utilities                                 $ 101,885
                     TOTAL CORPORATE BONDS                         $2,279,855
                     (Cost  $2,704,217)

                     U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.3 %
      303,339        Federal Home Loan Mortgage Corp., 6.5% 8/1/37   $ 313,282
      285,956        Federal Home Loan Mortgage Corp., 6.5%, 1/1/38    298,376
      419,396        Federal National Mortgage Association, 6.5%, 4/1  437,612
      245,061        Government National Mortgage Association, 5.5%,   251,528
      35,000         U.S. Treasury Bonds, 4.5%, 5/15/38                40,950
      50,000         U.S. Treasury Bonds, 6.25%, 8/15/23               63,250
      92,946         U.S. Treasury Inflation Notes, 1.875%, 7/15/15    91,697
                                                                   $1,496,695
                     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS      $1,496,695
                     (Cost  $1,474,504)

                     FOREIGN GOVERNMENT BONDS - 31.2 %
EURO  129,000        Bonos Y Oblig Del ES, 4.4%, 1/31/15             $ 169,415
EURO  110,000        Buoni Poliennali DE, 4.75%, 2/1/13                148,110
CAD   225,000        Canada Housing Trust, 3.55%, 9/15/13              191,774
EURO  163,000        Deutchsland Rep Bundes, 5.25%, 1/4/11             222,883
EURO  67,000         Government of France, 3.75% 4/25/21               83,702
JPY  20,000,000      Japan Government 10-Yr, 1.7%, 9/20/16             234,938
JPY  18,000,000      Japan Government 10-Yr, 1.8%, 6/21/10             204,244
JPY  17,000,000      Japan Government 20-Yr, 1.5%, 3/20/19             192,290
JPY  2,500,000       Japan Government 30-Yr, 2.3%, 12/20/36            29,537
JPY  37,000,000      Japan Government 5-Yr, 1.2%, 3/20/12              420,138
      10,000         Korea Development Bank, 5.3%, 1/17/13              9,080
EURO  91,000         Netherlands Government, 5.5%, 1/15/28             132,388
EURO  110,000        Republic of Austria, 7.0%, 7/15/14                146,973
GBP   46,000         United Kingdom Treasury, 4.25%, 12/7/27           64,118
GBP   29,000         United Kingdom Treasury, 4.75%, 3/7/20            44,520
GBP   22,000         United Kingdom Treasury, 4.75%, 6/7/10            33,374
GBP   25,000         United Kingdom Treasury, 4.75%, 9/7/15            39,200
GBP   30,000         United Kingdom Treasury, 5.0%, 9/7/14             48,131
                                                                     $2,414,815
                     TOTAL FOREIGN GOVERNMENT BONDS                  $2,414,815
                     (Cost  $2,407,795)

                     MUNICIPAL BONDS - 1.4 %
                     Municipal Higher Education - 1.3 %
      50,000         California State University Revenue, 5.0%, 11/1/$ 47,155
      25,000         Conneticut State Health & Education, 5.0%, 7/1/4  24,958
      25,000         New York State Dormitory Authority, 5.0%, 7/1/38  25,074
                                                                     $ 97,187
                     Municipal Medical - 0.1 %
      10,000         Massachusetts Health & Educational Facilities, 5$ 10,486
                     TOTAL MUNICIPAL BONDS                           $ 107,673
                     (Cost  $106,392)

                     TEMPORARY CASH INVESTMENTS - 0.8 %
                     Securities Lending Collateral  - 0.8 % (c)
                     Certificates of Deposit:
      1,427          Abbey National Plc, 2.52%, 8/13/09              $ 1,427
      1,427          Bank of Nova Scotia, 3.21%, 5/5/09                1,427
      2,281          Bank of Scotland NY, 2.92%, 6/5/09                2,281
      2,568          Barclays Bank, 1.2%, 5/27/09                      2,568
      2,854          CBA, 1.31%, 7/16/09                               2,854
      2,568          DnB NOR Bank ASA, 2.41%, 6/5/09                   2,568
      2,614          Intesa SanPaolo S.p.A., 1.1%, 5/22/09             2,614
       165           NORDEA NY, 0.39%, 4/9/09                           165
      2,140          Royal Bank of Canada NY, 2.7%, 8/7/09             2,140
      1,427          Royal Bank of Scotland, 2.45%, 3/5/09             1,427
       285           Skandinavian Enskilda Bank NY, 2.17%, 2/13/09      285
      2,854          Societe Generale, 2.62%, 9/4/09                   2,854
      2,568          Svenska Bank NY, 1.73%, 7/8/09                    2,568
      2,854          U.S. Bank NA, 2.25%, 8/24/09                      2,854
                                                                     $ 28,031
                     Commercial Paper:
       272           BBVA U.S., 2.83%, 3/12/09                       $  272
      2,854          Monumental Global Funding, Ltd., 2.55%, 8/17/09   2,854
      1,427          CME Group, Inc., 2.9%, 8/6/09                     1,427
      1,427          General Electric Capital Corp., 1.96%, 3/16/09    1,427
      2,802          American Honda Finance Corp., 1.29%, 7/14/09      2,802
      2,854          HSBC Bank, Inc., 2.5%, 8/14/09                    2,854
      1,427          IBM, 2.39%, 9/25/09                               1,427
      2,568          Met Life Global Funding, 2.47%, 6/12/09           2,568
      2,568          New York Life Global, 2.31%, 9/4/09               2,568
      2,426          Westpac Banking Corp., 1.01%, 6/1/09              2,426
                                                                     $ 20,623
                     Tri-party Repurchase Agreements:
      2,854          Deutsche Bank, 0.27%, 2/2/09                    $ 2,854
      5,707          Merrill Lynch, 0.28%, 2/2/09                      5,707
      2,732          Barclays Capital Markets, 0.26%, 2/2/09           2,732
                                                                     $ 11,292
                     Money Market Mutual Funds:
       713           Columbia Government Reserves Fund               $  713
      2,140          JPMorgan, U.S. Government Money Market Fund       2,140
                                                                     $ 2,854
                     TOTAL TEMPORARY CASH INVESTMENTS                $ 62,800
                     (Cost  $62,800)
                     TOTAL INVESTMENT IN SECURITIES - 89.1 %         $6,900,975
                     (Cost  $7,355,797)(a)
                     OTHER ASSETS AND LIABILITIES - 10.9 %           $ 848,532
                     TOTAL NET ASSETS - 100.0 %                      $7,749,507

      (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2009, the value of these securities amounted to $251,307 or 3.2% of total net assets.

        PIK          Represents a pay in kind security.

        (a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $7,355,938 was as follows:

                   Aggregate gross unrealized gain for all investments in which there is an excess of value over tax co $307,554

                   Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over valu (762,517)

                     Net unrealized loss                           $(454,963)

       (b) At January 31, 2009, the following securities were out on loan:

     Principal
     Amount ($)      Description                                        Value
      20,000         Caterpillar Financial, 7.05%, 10/1/18           $ 21,273
      41,000         Merrill Lynch & Co., 5.45%, 2/5/13                40,006
                     Total                                           $ 61,279

        (c)        Securities lending collateral is managed by Credit Suisse.

        (d)          Debt obligation with a variable interest rate.
                     Rate shown is rate at period end.

       NOTE:         Principal amounts are denominated in U.S.
                     Dollars unless otherwise denoted:

        CAD          Canadian Dollar
        GBP          British Pound Sterling
       EURO          Euro
        JPY          Japanese Yen

                     Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

                     Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                    Level 1 - quoted prices in active markets for identical securities
                    Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,
prepayment speeds,
                         credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of
investments)

                The following is a summary of the inputs used as of January
                     31, 2009, in valuing the Fund's assets:

Valuation Inputs                               Investments  Other Financial
                                                 in Securities  Instruments
Level 1 - Quoted Prices                           $ 12,613        (7,430)
Level 2 - Other Significant Observable Inputs      6,888,362      1,058
Level 3 - Significant Unobservable Inputs              0             0
Total                                            $6,900,975       (6,372)

          Pioneer Global Diversified Equity Fund
          Schedule of Investments  1/31/09 (unaudited)

 Shares                                                           Value
          PREFFERED STOCK - 0.3 %
          Automobiles & Components - 0.3 %
          Automobile Manufacturers - 0.2 %
   88     Volkwwagen AG  *                                    $   4,369
          Total Automobiles & Components                      $   4,369
          TOTAL PREFERRED STOCK
          (Cost  $12,849)                                     $   4,369

          COMMON STOCKS - 91.0 %
          Energy - 7.6 %
          Integrated Oil & Gas - 5.9 %
 1,762    BP Amoco Plc                                        $  12,455
  620     Eni S.p.A.                                             13,144
  451     Gazprom (A.D.R.) *                                      5,855
   60     Lukoil Holding (A.D.R.) *                               2,021
  480     Marathon Oil Corp.                                     13,070
  599     Repsol SA                                              10,774
  506     Royal Dutch Shell Plc                                  12,615
  654     Statoil ASA *                                          11,239
  305     Total SA                                               15,244
                                                              $  96,417
          Oil & Gas Refining & Marketing - 1.4 %
 1,000    Nippon Mitsubishi Oil Corp.                         $   4,341
  908     Polski Koncern Naftowy Orlen SA                         5,815
  511     Valero Energy Corp.                                    12,325
                                                              $  22,481
          Oil & Gas Storage & Transportation - 0.3 %
  686     El Paso Corp.                                       $   5,611
          Total Energy                                        $  124,509
          Materials - 6.3 %
          Diversified Chemical - 1.4 %
  181     Akzo Nobel NV                                       $   6,475
  212     BASF AG                                                 6,132
 1,000    Mitsubishi Gas Chemical Co.                             3,951
  164     PPG Industries, Inc.                                    6,163
                                                              $  22,721
          Diversified Metals & Mining - 0.8 %
  308     First Quantum Minerals Ltd.                         $   5,464
  287     Freeport-McMoRan Copper & Gold, Inc. (Class B)          7,215
                                                              $  12,679
          Paper Packaging - 1.0 %
  250     Mayr-Melnhof Karton AG *                            $  16,674
          Paper Products - 0.8 %
  408     International Paper Co.                             $   3,721
  300     Nippon Unipac Holding                                   8,867
 1,188    Paperlinx Ltd.                                           328
                                                              $  12,916
          Specialty Chemicals - 0.9 %
  498     DSM NV                                              $  11,951
  300     Hitachi Chemical Co., Ltd                               3,239
                                                              $  15,190
          Steel - 1.4 %
  427     Nucor Corp.                                         $  17,417
  308     Voestalpine Ag                                          5,976
                                                              $  23,393
          Total Materials                                     $  103,573
          Capital Goods - 11.1 %
          Aerospace & Defense - 1.9 %
  399     Finmeccanica S.p.A.                                 $   6,246
  216     General Dynamics Corp.                                 12,254
 2,695    Meggitt Plc                                             5,379
  148     United Technologies Corp.                               7,103
                                                              $  30,982
          Building Products - 0.3 %
 2,000    Nippon Sheet Glass Co., Ltd.                        $   4,876
          Construction & Engineering - 0.2 %
  514     Yit Oyj *                                           $   3,196
          Construction, Farm Machinery & Heavy Trucks - 0.5 %
 1,000    Hino Motors, Ltd.                                   $   1,749
  100     Man AG *                                                4,376
  380     Volvo Ab (Class B) *                                    1,517
                                                              $   7,642
          Electrical Component & Equipment - 1.2 %
 1,000    Panasonic Electric Works Co., Ltd.                  $   7,843
   97     Schneider Electric SA *                                 6,164
  400     Sumitomo Electric, Inc.                                 3,010
 19,000   Walsin Lihwa Corp. *                                    3,177
                                                              $  20,194
          Industrial Conglomerates - 1.2 %
  135     3M Co.                                              $   7,262
  312     Philips Electronics NV *                                5,654
  197     Rheinmetall AG *                                        6,253
                                                              $  19,169
          Industrial Machinery - 4.3 %
 1,000    Amada Co., Ltd. *                                   $   4,746
  285     Andritz AG *                                            8,512
  308     Danaher Corp.                                          17,226
  420     Dover Corp.                                            11,878
  575     Heidelberger Druckmaschinen AG                          2,292
  483     Ingersoll-Rand Co.                                      7,829
  332     Parker Hannifin Corp.                                  12,686
 4,000    Takuma Co., Ltd.                                        5,708
                                                              $  70,877
          Trading Companies & Distributors - 1.5 %
 1,000    Itochu Corp.                                        $   4,847
 1,000    Marubeni Corp.                                          3,541
 1,000    Mitsui & Co. Ltd.                                      10,384
  400     Sumitomo Corp.                                          3,613
  993     Wolseley Plc                                            2,452
                                                              $  24,837
          Total Capital Goods                                 $  181,773
          Commercial Services & Supplies - 0.2 %
          Human Resource & Employment Services - 0.2 %
  178     Ranstad Holdings NV *                               $   3,537
          Total Commercial Services & Supplies                $   3,537
          Transportation - 2.3 %
          Air Freight & Couriers - 0.3 %
  439     Deutsche Post AG                                    $   5,503
          Airlines - 0.9 %
  572     Deutsche Lufthansa AG *                             $   6,980
 1,000    Singapore Airlines, Ltd.                                7,299
                                                              $  14,279
          Marine - 1.1 %
 8,000    Neptune Orient Lines, Ltd.                          $   5,853
 1,000    Nippon Yusen Kabushiki Kaisha                           4,672
 3,000    Orient Overseas International, Ltd.                     7,091
                                                              $  17,616
          Total Transportation                                $  37,398
          Automobiles & Components - 3.7 %
          Auto Parts & Equipment - 1.7 %
  400     Aisin Seiki Co., Ltd.                               $   5,294
  200     Denso Corp.                                             3,614
  796     Johnson Controls, Inc.                                  9,958
  500     Toyoda Gosei Co., Ltd.                                  5,589
  200     Toyota Industries Corp.                                 3,980
                                                              $  28,435
          Automobile Manufacturers - 1.4 %
 3,000    Fuji Heavy Industries, Ltd.                         $   8,599
  500     Honda Motor Co., Ltd.                                  11,175
  197     PSA Peugeot *                                           3,351
                                                              $  23,125
          Motorcycle Manufacturers - 0.1 %
  300     Yamaha Motor Co., Ltd. *                            $   2,800
          Tires & Rubber - 0.4 %
  500     Bridgestone Corp. *                                 $   6,295
          Total Automobiles & Components                      $  60,655
          Consumer Durables & Apparel - 2.2 %
          Consumer Electronics - 0.2 %
  200     Sony Corp. *                                        $   3,867
          Footwear - 1.2 %
 9,000    Pou Chen Corp. *                                    $   3,809
 8,500    Yue Yuen Industrial Holdings, Ltd.                     15,538
                                                              $  19,347
          Leisure Products - 0.7 %
  472     Hasbro, Inc.                                        $  11,389
          Textiles - 0.1 %
 4,000    Nien Hsing Textile Co., Ltd. *                      $    917
          Total Consumer Durables & Apparel                   $  35,520
          Media - 1.7 %
          Broadcasting - 0.3 %
   50     Nippon Television Network Corp.                     $   5,116
          Movies & Entertainment - 1.4 %
 1,453    Time Warner, Inc.                                   $  13,556
  363     Vivendi SA *                                            9,364
                                                              $  22,920
          Total Media                                         $  28,036
          Retailing - 0.6 %
          Department Stores - 0.6 %
 1,089    Macys, Inc.                                         $   9,747
          Total Retailing                                     $   9,747
          Food & Drug Retailing - 4.3 %
          Drug Retail - 0.4 %
  241     CVS/Caremark Corp.                                  $   6,478
          Food Distributors - 0.8 %
  600     Sysco Corp.                                         $  13,374
          Food Retail - 1.3 %
  200     FamilyMart *                                        $   7,300
  743     SUPERVALU, Inc.                                        13,032
                                                              $  20,332
          Hypermarkets & Supercenters - 1.8 %
  630     Wal-Mart Stores, Inc.                               $  29,686
          Total Food & Drug Retailing                         $  69,870
          Food, Beverage & Tobacco - 4.1 %
          Agricultural Products - 2.4 %
  491     Archer Daniels Midland Co.                          $  13,444
  276     Bunge, Ltd.                                            11,851
 22,880   Chaoda Modern Agriculture Holdings, Ltd.               14,408
                                                              $  39,703
          Brewers - 0.2 %
  151     Anheuser-Busch Inbev NV *                           $   3,838
          Packaged Foods & Meats - 1.0 %
  526     Koninklijke Wessanen NV                             $   3,066
 1,000    Nippon Meat Packers, Inc. *                            12,614
                                                              $  15,680
          Soft Drinks - 0.5 %
  153     PepsiCo, Inc.                                       $   7,685
          Total Food, Beverage & Tobacco                      $  66,906
          Health Care Equipment & Services - 5.6 %
          Health Care Distributors - 1.2 %
  438     McKesson Corp.                                      $  19,360
          Health Care Equipment - 1.7 %
  465     Baxter International, Inc.                          $  27,272
          Health Care Services - 2.4 %
  287     Fresenius Medical Care AG                           $  12,868
  603     Medco Health Solutions, Inc. *                         27,093
                                                              $  39,961
          Managed Health Care - 0.3 %
  252     CIGNA Corp. *                                       $   4,375
          Total Health Care Equipment & Services              $  90,968
          Pharmaceuticals & Biotechnology - 9.2 %
          Biotechnology - 3.2 %
  446     Biogen Idec, Inc. *                                 $  21,698
  455     Genzyme Corp. *                                        31,359
                                                              $  53,057
          Life Sciences Tools & Services - 0.6 %
  136     Life Technologies Corp. *                           $   3,463
  171     Thermo Fisher Scientific, Inc. *                        6,144
                                                              $   9,607
          Pharmaceuticals - 5.4 %
  188     Abbott Laboratories                                 $  10,423
  211     Eli Lilly & Co.                                         7,769
  200     Hisamitsu Pharmaceutical Co. *                          7,355
  407     Johnson & Johnson                                      23,480
  290     Novartis *                                             11,974
   76     Roche Holdings AG                                      10,663
  281     Sanofi-Aventis SA *                                    15,813
                                                              $  87,477
          Total Pharmaceuticals & Biotechnology               $  150,141
          Banks - 4.5 %
          Diversified Banks - 4.5 %
 2,419    Banco Santander Central Hispano SA                  $  19,565
   69     Barclays Plc                                             104
  299     BNP Paribas SA *                                       11,446
 13,000   Boc Hong Kong Holdings, Ltd.                           13,278
 2,870    HSBC Holding Plc                                       22,345
  266     National Bank of Canada                                 7,405
                                                              $  74,143
          Total Banks                                         $  74,143
          Diversified Financials - 2.9 %
          Asset Management & Custody Banks - 2.0 %
 1,362    Man Group Plc                                       $   4,046
 1,130    The Bank of New York Mellon Corp.                      29,086
                                                              $  33,132
          Consumer Finance - 0.1 %
  270     Takefuji Corp.                                      $   1,901
          Diversified Financial Services - 0.8 %
  466     J.P. Morgan Chase & Co.                             $  11,888
          Total Diversified Financials                        $  46,921
          Insurance - 5.6 %
          Life & Health Insurance - 2.2 %
 1,067    Aegon NV                                            $   5,623
  448     MetLife, Inc.                                          12,871
 1,207    Unum Group                                             17,091
                                                              $  35,585
          Multi-Line Insurance - 0.9 %
  102     Allianz AG                                          $   8,578
 1,260    Aviva Plc                                               5,669
                                                              $  14,247
          Property & Casualty Insurance - 1.7 %
  743     The Traveler Companies, Inc.                        $  28,710
          Reinsurance - 0.8 %
  501     Swiss Reinsurance, Ltd.                             $  13,284
          Total Insurance                                     $  91,826
          Real Estate - 1.1 %
          Diversified Real Estate Activities - 0.7 %
 3,000    Henderson Land Development Co., Ltd.                $  11,429
          Real Estate Development - 0.4 %
 22,000   Allgreen Properties Ltd. *                          $   6,738
          Total Real Estate                                   $  18,167
          Software & Services - 1.2 %
          Systems Software - 1.2 %
 1,131    Oracle Corp. *                                      $  19,035
          Total Software & Services                           $  19,035
          Technology Hardware & Equipment - 4.6 %
          Communications Equipment - 1.4 %
 1,453    Ericsson LM Tel Sur B *                             $  11,597
 2,730    Motorola, Inc.                                         12,094
                                                              $  23,691
          Computer Hardware - 1.0 %
 1,000    Fujitsu Ltd.                                        $   4,491
 2,000    NEC Corp.                                               5,324
 1,608    Sun Microsystems, Inc. *                                6,689
                                                              $  16,504
          Computer Storage & Peripherals - 0.5 %
 1,222    Seagate Technology LLC                              $   4,631
  300     Seiko Epson Corp.                                       3,752
                                                              $   8,383
          Electronic Components - 0.6 %
  300     OMRON Corp.                                         $   3,545
 1,000    Taiyo Yuden Co., Ltd.                                   5,595
                                                              $   9,140
          Electronic Equipment & Instruments - 0.2 %
 1,000    Hitachi, Ltd.                                       $   3,195
          Office Electronics - 0.9 %
  100     Canon, Inc. *                                       $   2,687
 1,000    Richo Co.                                              12,129
                                                              $  14,816
          Total Technology Hardware & Equipment               $  75,729
          Semiconductors - 0.4 %
          Semiconductors - 0.4 %
 1,356    ST Microelectronics NV                              $   7,044
          Total Semiconductors                                $   7,044
          Telecommunication Services - 5.0 %
          Integrated Telecommunication Services - 3.5 %
  672     Deutsche Telekom AG *                               $   8,116
  200     Nippon Telegraph & Telephone Corp.                      9,640
 3,279    Telecom Italia S.p.A. *                                 3,167
  818     Telefonica SA                                          14,466
  754     Verizon Communications, Inc.                           22,522
                                                              $  57,911
          Wireless Telecommunication Services - 1.5 %
   1      KDDI Corp. *                                        $   6,247
   46     SK Telecom *                                            6,854
 8,000    Taiwan Mobile Co. ,Ltd. *                              11,153
                                                              $  24,254
          Total Telecommunication Services                    $  82,165
          Utilities - 6.9 %
          Electric Utilities - 3.4 %
 1,448    Duke Energy Corp.                                   $  21,942
  483     E.On AG *                                              15,632
  516     Southern Co.                                           17,260
                                                              $  54,834
          Gas Utilities - 0.5 %
 2,000    Osaka Gas Co., Ltd.                                 $   8,502
          Multi-Utilities - 3.0 %
 1,876    Centerpoint Energy, Inc.                            $  25,101
 1,306    Xcel Energy, Inc.                                      24,109
                                                              $  49,210
          Total Utilities                                     $  112,546
          TOTAL COMMON STOCKS
          (Cost  $2,598,525)                                  $ 1,490,209
          TOTAL INVESTMENT IN SECURITIES - 91.3%
          (Cost  $2,611,374)(a)                               $ 1,494,578
          OTHER ASSETS AND LIABILITIES - 8.7%                 $  142,876
          TOTAL NET ASSETS -100.0%                            $ 1,637,454

      *   Non-income producing security.

(A.D.R.)  American Depositary Receipt.


    (a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $2,613,016 was as follows:

          Aggregate gross unrealized gain for all investments
          in which there is an excess of value over tax cost  $  1,723

          Aggregate gross unrealized loss for all investments
          in which there is an excess of tax cost over value  (1,120,161)

          Net unrealized loss                               $ (1,118,438)

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

Valuation Inputs                               Investments   Other Financial
                                              in Securities   Instruments
Level 1 - Quoted Prices                         $ 717,425      10,460
Level 2 - Other Significant Observable Inputs     777,153         884
Level 3 - Significant Unobservable Inputs          0                0
Total                                         $ 1,494,578      11,344

                 Pioneer Global High Yield Fund
                 Schedule of Investments  1/31/2009 (unaudited)

           Float
           Rate (b)                                                     Value

  Shares
                 PREFERRED STOCKS - 0.8 %
                 Materials - 0.3 %
                 Diversified Metals & Mining - 0.3 %
     82,200      Freeport McMoran Copper, Inc., 6.75%, 5/1/10      $ 3,801,750
                 Total Materials                                   $ 3,801,750
                 Diversified Financials - 0.5 %
                 Diversified Finance Services - 0.3 %
      6,440      Bank of America Corp., 7.25%, 12/31/49            $ 3,248,980
         76      Preferred Blocker, Inc., 9.0%, 12/49/49 (144A) *          190
                                                                   $ 3,249,170
                 Multi-Sector Holding - 0.2 %
     60,000      Vale Capital, Ltd., 5.5%, 6/15/10                 $ 1,887,600
                 Total Diversified Financials                      $ 5,136,770
                 TOTAL PREFERRED STOCKS                            $ 8,938,520
                 (Cost  $12,683,227)

                 COMMON STOCK - 0.1 %
                 Materials - 0.0 %
                 Forest Products - 0.0 %
    244,090      Ainsworth Lumber Co., Ltd. *                      $   178,704
                 Total Materials                                   $   178,704
                 TOTAL COMMON STOCK
                 (Cost  $2,320,511)                                $   178,704
 Principal
Amount ($)       CONVERTIBLE CORPORATE BONDS - 2.5 %
                 Materials - 0.2 %
                 Forest Products - 0.2 %
  3,550,000      Sino Forest Corp., 5.0%, 8/1/13 (144A)            $ 2,356,490
                 Total Materials                                   $ 2,356,490
                 Capital Goods - 0.6 %
                 Trading Companies & Distributors - 0.6 %
  9,710,000      Wesco Distribution, Inc., 1.75%, 11/15/26         $ 6,712,038
                 Total Capital Goods                               $ 6,712,038
                 Transportation - 0.5 %
                 Marine - 0.5 %
 11,305,000      Horizon Lines, Inc., 4.25%, 8/15/12               $ 5,426,400
                 Total Transportation                              $ 5,426,400
                 Media - 0.1 %
                 Movies & Entertainment - 0.1 %
  1,770,000      Macrovision Corp., 2.625%, 8/15/11 (144A)         $ 1,433,700
                 Total Media                                       $ 1,433,700
                 Real Estate - 0.0 %
                 Retail Real Estate Investment Trusts - 0.0 %
  5,330,000      General Growth Properties, Inc., 3.98%, 4/15/27 (1$   479,700
                 Total Real Estate                                 $   479,700
                 Telecommunication Services - 1.0 %
                 Integrated Telecommunication Services - 0.3 %
  3,330,000      Qwest Communications International, Inc., 3.5%, 11$ 2,842,988
                 Wireless Telecommunication Services - 0.7 %
 12,070,000      NII Holdings, Inc., 3.125%, 6/15/12               $ 8,041,638
                 Total Telecommunication Services                  $10,884,626
                 TOTAL CONVERTIBLE CORPORATE BONDS
                 (Cost  $40,429,043)                               $27,292,954
 Principal
Amount ($)
                 ASSET BACKED SECURITIES - 5.4 %
                 Total Materials
                 Consumer Services - 0.3 %
                 Restaurants - 0.3 %
  6,240,000 0.00 Dunkin Brands Master Finance LLC,  8.28%, 6/20/31 $ 3,767,899
                 Total Consumer Services                           $ 3,767,899
                 Food & Drug Retailing - 0.3 %
                 Food Retail - 0.3 %
  8,785,000 0.00 Dominos Pizza Master Issuer LLC, 7.629%, 4/25/37  $ 3,514,000
                 Total Food & Drug Retailing                       $ 3,514,000
                 Banks - 3.1 %
                 Thrifts & Mortgage Finance - 2.9 %
  2,837,523 0.00 ACE 2004-HE4 M1, Floating Rate Note, 12/25/34     $ 1,593,371
  1,484,997 0.00 Bayview Financial Acquisition Trust, Floating Rate  1,317,443
  1,480,000 0.00 Bear Stearns Asset Backed Securities, Inc., Floatin   472,292
  4,720,000 0.00 Bear Stearns Asset Backed Securities, Inc., Floati  2,788,542
  8,090,000 0.00 Carrington Mortgage Loan Trust, Floating Rate Note  4,974,383
  3,800,000 0.00 Carrington Mortgage Services LLC, Floating Rate No  3,230,139
  2,932,858 0.93 Countrywide Asset-Backed Securities, Floating Rate  2,253,583
  1,290,000 0.00 FBR Securitization Trust, Floating Rate Note, 10/2    950,718
    713,383 0.00 FFML 2006-FF4 A2, Floating Rate Note, 3/25/36         540,068
  1,800,000 0.00 Gsamp Trust, Floating Rate Note, 1/25/37            1,369,977
  9,256,736 0.00 Lehman XS Trust, Floating Rate Note, 12/25/35       2,810,066
  3,846,456 0.00 Lehman XS Trust, Floating Rate Note, 8/25/36        1,676,759
  2,558,280 0.00 Option One Mortgage Loan Trust, Floating Rate Note, 2,250,353 2,132,414 0.00 Residential Asset Mortgage Products, Inc., Floatin 1,510,560 3,870,237 0.00 Taganka Car Loan Finance Plc, Floating Rate Note, 3,212,297
                                                                   $30,950,551
                 Diversified Banks - 0.2 %
  4,800,000 0.00 Alfa Div Pymt Rights Fin, Floating Rate Note, 12/1$ 3,120,000
                 Total Banks                                       $34,070,551
                 Utilities - 1.6 %
                 Multi-Utilities - 0.6 %
  7,822,135      Ormat Funding Corp., 8.25%, 12/30/20              $ 6,335,929
                 Independent Power Producer & Energy Traders - 1.0 %
 12,000,000 1.33 Power Contract Financing LLC, Floating Rate Note, $11,520,000
                 Total Utilities                                   $17,855,929

                 TOTAL ASSET BACKED SECURITIES                     $59,208,379
                 (Cost  $56,012,658)

                 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.4 %
                 Banks - 1.4 %
                 Thrifts & Mortgage Finance - 1.4 %
  3,321,713 0.00 Countrywide Alternative Loan Trust, Floating Rate $ 1,007,104
  2,677,628 0.00 Countrywide Alternative Loan Trust, Floating Rate   1,212,630
  1,424,996 0.00 Countrywide Home Loans, Inc., Floating Rate Note,     510,390
  2,902,312 0.00 Countrywide Home Loans, Inc., Floating Rate Note,   1,013,388
  5,243,509 0.00 DSLA 2005-AR6 2A1C, Floating Rate Note, 10/19/45    2,153,354
  1,142,880 0.00 Impac Cmb Trust, Floating Rate Note, 4/25/35          723,917
  2,237,570 0.00 Impac Securities Assets Corp., Floating Rate Note, 1,971,118 9,315,637 0.00 Luminent Mortgage Trust, Floating Rate Note, 7/25/ 1,469,605 2,286,772 0.00 Structured Asset Mortgage Investments, Inc., Float 1,035,743
  4,315,000 0.00 T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)          1,294,500
  5,236,220 0.00 WAMU Mortgage Pass-Through Certificate, Floating R 2,483,086 1,335,009 0.00 WAMU Mortgage Pass-Through Certificate, Floating R 320,020
                                                                   $15,194,855
                 Total Banks                                       $15,194,855
                 Telecommunication Services - 1.0 %
                 Integrated Telecommunication Services - 1.0 %
  9,670,000      Global Tower Partners LLC, 7.87%, 5/15/37         $ 7,204,150
  4,890,000      SBA CMBS Trust, 7.825%, 11/15/36                    3,643,050
                                                                   $10,847,200
                 Total Telecommunication Services                  $10,847,200
                 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                 (Cost  $40,794,335)                               $26,042,055

                 CORPORATE BONDS - 77.7 %
                 Energy - 9.0 %
                 Coal & Consumable Fuels - 0.3 %
  3,650,000      Empire Capital Resources Pte, Ltd., 9.375%, 12/15/$ 2,555,000
  6,330,000      New World Resources BV, 7.375%, 5/15/15 (144A)      4,049,148
    750,000      Indo Integrated Energy BV, 8.5%, 6/1/12               505,856
                                                                   $ 7,110,004
                 Integrated Oil & Gas - 0.2 %
  5,965,000      Tristan Oil, Ltd., 10.5%, 1/1/12 (144A) (c)       $ 1,729,850
                 Oil & Gas Drilling - 1.0 %
  9,419,929      DDI Holdings AS, 9.3%, 1/19/12 (144A)             $ 4,709,965
  1,294,587      DDI Holdings AS, 9.3%, 4/23/12 (144A)                 739,727
 13,500,000      Petrolia Drilling ASA, 12.0%, 6/20/12                 681,032
 87,000,000      Petromena AS, 9.75%, 5/24/12 (144A)                 3,761,891
 16,500,00011.65 Sevan Marine ASA, Floating Rate Note, 12/7/12         951,283
                                                                   $10,843,898
                 Oil & Gas Equipment & Services - 1.3 %
  6,910,000      Complete Production Service, Inc., 8.0%, 12/15/16 $ 4,837,000
  4,200,000      Nexus, Inc., Floating Rate Note, 3/7/12               840,000
 13,000,000      PetroJack AS, 11.0%, 4/12/10                          187,374
  1,900,000      Petroprod, Ltd., 10.85%, 5/24/13                      285,000
  1,600,000 8.67 DP Producer AS, Floating Rate Note, 12/5/11 (144A)     80,000
  1,200,000 8.79 Petroprod, Ltd., Floating Rate, 1/12/12               240,000
  6,500,000      Sevan Marine ASA, 9.25%, 12/20/11 (144A)            3,250,000
 20,000,00011.99 Sevan Marine ASA, Floating Rate Note, 10/24/12 (14  1,729,605
  1,400,000 0.00 Sevan Marine ASA, Floating Rate Note, 5/14/13 (144    658,000
  8,200,000      Skeie Drilling and Production ASA, 11.25%, 3/8/13   2,296,000
                                                                   $14,402,979
                 Oil & Gas Exploration & Production - 5.4 %
  2,550,000      Chesapeake Energy Corp., 6.25%, 1/15/17           $ 2,283,642
  3,870,000      Harvest Operations Corp., 7.875%, 10/15/11          2,902,500
  6,025,000      Hilcorp Energy Co., 9.0%, 6/1/16 (144A) (c)         4,910,375
  6,500,000      Norse Energy ASA, 10.0%, 7/13/10                      608,965
 11,203,000      Norse Energy ASA, 6.5%, 7/14/11 (144A)              6,721,800
 44,500,000      Norwegian Energy Co., 11.0%, 7/13/10                4,682,185
 48,000,000      PA Resources AB, 8.75%, 3/10/10                     5,534,736
  4,745,000      Parallel Petroleum Corp., 10.25%, 8/1/14            3,036,800
  2,345,000      Petrohawk Energy Corp., 10.5%, 8/1/14 (144A)        2,233,613
    690,000      Petrohawk Energy Corp., 9.125%, 7/15/13               634,800
  2,150,000      Petroquest Energy, Inc., 10.375%, 5/15/12           1,655,500
  5,385,000      Quicksilver Resources, Inc., 7.125%, 4/1/16         3,715,650
  6,105,000      Sandridge Energy, Inc., 8.0%, 6/1/18                4,822,950
  6,260,000      Sandridge Energy, Inc., 8.625, 4/1/15               4,194,200
  1,680,000      Sandridge Energy, Inc., Floating Rate Note, 4/1/14  1,096,887
    975,000      TNK-BP Finance SA, 6.625%, 3/20/17 (144A)             565,500
 15,400,000      TNK-BP Finance SA, 7.875%, 3/13/18 (144A)           9,394,000
                                                                   $58,994,103
                 Oil & Gas Refining & Marketing - 0.7 %
 11,865,000      Aventine Renewable Energy, Inc., 10.0%, 4/1/17 (c)$ 2,728,950
 10,000,000      Verasun Energy Corp., 9.375%, 6/1/17 (c) (f)        1,000,000
  7,695,000      Verasun Energy Corp., 9.875%, 12/15/12 (c) (F)      4,501,575
                                                                   $ 8,230,525
                 Oil & Gas Storage & Transportation - 0.9 %
  5,540,000      Enterprise Products Partners LP, Floating Rate Not$ 3,490,200
  2,800,000      LPG International, Inc., 7.25%, 12/20/15            2,702,000
  2,165,000 7.20 Southern Union Co., 7.2%, 11/1/66                     920,125
  6,030,000 7.00 Teppco Partners LP, Floating Rate Note, 6/1/67      3,112,650
                                                                   $10,224,975
                 Total Energy                                      $111,536,334
                 Materials - 8.6 %
                 Aluminum - 1.3 %
 11,515,000      Asia Aluminum Holdings Ltd., 8.0%, 12/23/11 (144A)$ 3,454,500
 16,350,000      CII Carbon LLC, 11.125%, 11/15/15                  11,281,500
  3,530,000 8.58 Noranda Aluminum Holding Corp., Floating Rate Note    529,500
  7,250,000 6.83 Noranda Aluminum Holding Corp., Floating Rate Note  2,755,000
                                                                   $18,020,500
                 Commodity Chemicals - 0.4 %
 13,825,000      Basell Finance Co., 8.1%, 3/15/27 (144A)          $ 2,212,000
 10,395,000      Georgia Gulf Corp., 10.75%, 10/15/16 (c)              363,825
  5,861,000      Georgia Gulf Corp., 9.5%, 10/15/14 (c)                879,150
  4,100,000      Hexion US Fin/Nova Scotia, 9.75%, 11/15/14            492,000
  3,320,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                  318,559
    500,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)  (c)              37,500
                                                                   $ 4,303,034
                 Construction Materials - 1.1 %
 15,675,000      AGY Holding Corp., 11.0%, 11/15/14                $ 8,464,500
  6,800,000      U.S. Concrete, Inc., 8.375%, 4/1/14                 3,740,000
                                                                   $12,204,500
                 Diversified Chemical - 0.1 %
 14,775,000      Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)  $ 1,039,633
                 Diversified Metals & Mining - 0.9 %
  7,910,000      FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)     $ 5,141,500
                 Forest Products - 0.3 %
    812,645      Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A) $   398,196
  3,675,000      Mandra Forestry Finance, Ltd., 12.0%, 5/15/13 (144  1,653,750
  1,250,000      Sino Forest Corp., 9.125%, 8/17/11                  1,012,500
                                                                   $ 3,064,446
                 Metal & Glass Containers - 1.4 %
  3,758,000      AEP Industries, Inc., 7.875%, 3/15/13             $ 2,160,850
  4,995,000      Consol Glass, Ltd., 7.625%, 4/15/14 (144A)          3,913,457
 10,100,000      Impress Metal Packing Ltd., 9.25%, 9/15/14 (144A)   8,269,728
  3,260,000      Vitro Sab De CV, 9.125%, 2/1/17 (c) (f)               782,400
                                                                   $15,126,435
                 Paper Packaging - 0.7 %
  4,530,000      Graphic Packaging Co., 9.5%, 8/15/13 (c)          $ 3,442,800
 10,400,000      U.S. Corrugated, Inc., 10.0%, 6/1/13                4,680,000
                                                                   $ 8,122,800
                 Paper Products - 0.9 %
 17,020,000      Exopack Holding Corp., 11.25%, 2/1/14             $ 9,871,600
                 Specialty Chemicals - 0.2 %
  2,505,000      Chemtura Corp., 6.875%, 6/1/16  (c)               $   814,125
  6,175,000      Kronos International, Inc., 6.5%, 4/15/13           1,737,999
                                                                   $ 2,552,124
                 Steel - 1.2 %
 14,010,000      Algoma Acquisition Corp., 9.875%, 6/15/15 (144A)  $ 5,604,000
  2,505,000      Zlomrex International Finance SA, 8.5%, 2/1/14 (144   705,051
 11,800,000      Bulgaria Steel Finance BV, 12.0%, 5/4/13 (f)          754,817
  3,500,000      Evraz Group SA, 8.875%, 4/24/13 (144A)              2,240,000
  2,670,000      Evraz Group SA, 9.5%, 4/24/18 (144A) (c)            1,602,000
  3,035,000      Ryerson, Inc., 12.0%, 11/1/15 (144A)                1,896,875
                                                                   $12,802,743
                 Total Materials                                   $92,249,315
                 Capital Goods - 8.6 %
                 Aerospace & Defense - 0.5 %
  8,540,000      Aeroflex, Inc., 11.75%, 2/15/15 (144A)            $ 5,978,000
                 Building Products - 0.5 %
  1,047,000      C10 Capital SPV, Ltd., Floating Rate Note, 12/31/4$   438,861
  3,440,000      Industrias Unidas SA, 11.5%, 11/15/16 (144A)          756,800
  1,500,000      Panolam Industries International, Inc., 10.75%, 10    600,000
                                                                   $ 1,795,661
                 Construction & Engineering - 1.2 %
  9,370,000      Desarrollos Metropolitanos LLC, 10.875%, 5/9/17 (1$   749,600
  2,625,000      Dycom Industries, Inc., 8.125%, 10/15/15            1,870,313
  6,575,000      Esco Corp., 8.625%, 12/15/13 (144A)                 5,128,500
  6,460,000      Mastec, Inc., 7.625%, 2/1/17                        5,168,000
                                                                   $12,916,413
                 Construction & Farm Machinery & Heavy Trucks - 1.7 %
  5,545,000      Accuride Corp., 8.5%, 2/1/15 (c)                  $ 1,718,950
  3,840,000      American Railcar industries, Inc., 7.5%, 3/1/14     2,668,800
 12,820,000      Commercial Vehicle Group, Inc., 8.0%, 7/1/13        5,769,000
  3,480,000      Greenbrier Co., Inc., 8.375%, 5/15/15               1,879,200
  7,830,000      Titan Wheel International, Inc., 8.0%, 1/15/12      6,577,200
                                                                   $18,613,150
                 Heavy Electrical Equipment - 1.8 %
  1,068,594      Altra Industrial Motion, Inc., 11.25%, 2/15/13    $ 1,683,730
 19,000,000      Altra Industrial Motion, Inc., 9.0%, 12/1/11       18,335,000
                                                                   $20,018,730
                 Industrial Conglomerates - 0.3 %
  9,631,847      AAC Group Holding Corp., 14.75%, 10/1/12 PIK      $ 2,311,643
  5,322,000      Indalex Holding Corp., 11.5%, 2/1/14                  705,165
  2,445,000      Park-Ohio Industries, Inc., 8.375%, 11/15/14        1,081,913
                                                                   $ 4,098,721
                 Industrial Machinery - 1.2 %
 12,015,000      Industrias Metalurgicas Pescar, 11.25% 10/22/14   $ 5,406,750
  9,685,000      Mueller Water Products, Inc., 7.375%, 6/1/17        7,602,725
                                                                   $13,009,475
                 Diversified Metals & Mining - 1.2 %
  5,655,000      Blaze Recycling & Metals, Inc., 10.875%, 7/15/12 ($ 3,845,400
  3,022,531      New Reclamation Group Ltd., 8.125%, 2/1/13 (144A)   1,624,089
                                                                   $ 5,469,489
                 Trading Companies & Distributors - 0.7 %
  2,000,000      Glencore Finance Europe SA, 8.0%, 2/28/49         $   700,000
  9,100,000      Intcomex, Inc., 11.75%, 1/15/11                     3,549,000
                                                                   $ 4,249,000
                 Total Capital Goods                               $86,148,639
                 Commercial Services & Supplies - 1.4 %
                 Commercial Printing - 0.3 %
  4,910,000      Sheridan Acquisition Corp., 10.25%, 8/15/11       $ 3,142,400
                 Diversified Commercial Services - 0.4 %
     12,930      Msx International, Inc., 12.5%, 4/1/12 (144A)     $ 5,172,000
                 Environmental & Facilities Services - 0.7 %
  8,690,000      Aleris International, Inc., 10.0%, 12/15/16 (c)   $ 1,412,125
  2,110,000      Aleris International, Inc., 9.0%, 12/15/14            126,600
    628,000      Clean Harbors, Inc., 11.25%, 7/15/12 (144A)           628,000
  4,750,000      Waste Services, Inc., 9.5%, 4/15/14 (c)             3,657,500
                                                                   $ 5,824,225
                 Total Commercial Services & Supplies              $14,138,625
                 Transportation - 0.9 %
                 Air Freight & Couriers - 0.5 %
  6,220,000      Ceva Group Plc, 10.0%, 12/1/16 (144A)             $ 2,148,543
  4,700,000      Ceva Group Plc, 10.0%, 9/1/14 (144A)                3,478,000
                                                                   $ 5,626,543
                 Airlines - 0.0 %
    665,048      Continental Airlines, Inc., 8.499%, 5/1/11        $   577,262
                 Marine - 0.1 %
  4,390,000      Blt Finance BV, 7.5%, 5/15/14 (144A)              $ 1,185,300
                                                                   $ 1,185,300
                 Railroads - 0.2 %
  1,905,000      TFM SA De CV, 9.375%, 5/1/12                      $ 1,814,513
                 Total Transportation                              $ 9,203,618
                 Automobiles & Components - 2.2 %
                 Auto Parts & Equipment - 2.1 %
  9,335,000      Allison Transmission, Inc., 11.25%, 11/1/15 (144A)$ 4,200,750
  8,600,000      Cooper Standard Automotive, Inc., 8.375%, 12/15/14  1,548,000
  4,500,000      Hawk Corp., 8.75%, 11/1/14                          4,500,000
 13,040,000      Lear Corp., 8.75%, 12/1/16 (c)                      2,477,600
  4,265,000      Stanadyne Corp., 10.0%, 8/15/14                     2,900,200
 16,550,000      Stanadyne Corp., Floating Rate Note, 2/15/15        7,944,000
  1,090,000      Tenneco Automotive, Inc., 8.625%, 11/15/14 (c)        332,450
                                                                   $23,903,000
                 Total Automobiles & Components                    $23,903,000
                 Consumer Durables & Apparel - 0.8 %
                 Homebuilding - 0.3 %
  1,600,000      Meritage Homes Corp., 6.25%, 3/15/15              $   984,000
  2,620,000      Urbi Desarrollos Urbanos SAB de CV, 8.5%, 4/19/16   1,938,800
                                                                   $ 2,922,800
                 Housewares & Specialties - 0.4 %
 11,165,000      Yankee Acquisition Corp., 9.75%, 2/15/17 (c)      $ 4,577,650
                 Textiles - 0.1 %
  1,410,000      Invista, 9.25%, 5/1/12 (144A)                     $ 1,001,100
                 Total Consumer Durables & Apparel                 $ 8,501,550
                 Consumer Services - 2.6 %
                 Casinos & Gaming - 2.6 %
  9,750,000      Buffalo Thunder Revenue Authority, 9.375%, 12/15/1$   877,500
  8,365,000      Codere Finance SA, 8.25%, 6/15/15 (144A)            5,083,343
  4,805,000      Firekeepers Development Authority, 13.875%, 5/1/15  3,315,450
  7,610,000      Fontainebleau Las Vegas, 10.25%, 6/15/15 (144A)       837,100
  1,535,000      Galaxy Entertainment Group Ltd., 9.875%, 12/15/12     798,200
  6,260,000      Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (14  3,255,200
  6,925,000 8.25 Lottomatica S.p.A., Floating Rate Note, 3/31/66 (1  6,216,718
  4,210,000      Mashantucket Pequot Tribe, 8.5%, 11/15/15 (144A)    1,452,450
  3,265,000      Peermont Global, Ltd., 7.75%, 4/30/14 (144A)        2,255,625
  5,990,000      Shingle Springs Tribal, 9.375%, 6/15/15 (144A)      3,683,850
  6,505,000      Station Casinos, Inc., 6.625%, 3/15/18                195,150
  1,995,000      Trump Entertainment Resorts, Inc., 8.5%, 6/1/15 (f)   294,263
                                                                   $28,264,849
                 Leisure Facilities - 0.3 %
  1,000,000 0.00 HRP Myrtle Beach Holdings LLC, Floating Rate Note
		 (f) 						   $    10,000
                 Total Consumer Services                           $28,274,849
                 Media - 1.3 %
                 Broadcasting - 1.3 %
  4,508,000      CCH I LLC, 11.0%, 10/1/15                         $   788,900
  6,075,000      Univision Communications, Inc., 9.75%, 3/15/15 (14  1,002,375
                                                                   $ 1,791,275
                 Total Media                                       $ 1,791,275
                 Retailing - 1.3 %
                 Apparel Retail - 0.0 %
    560,00010.46 EDCON Holdings Prop, Ltd., Floating Rate Note, 6/1$   171,945
                 Internet Retail - 0.5 %
  9,020,000      Ticketmaster, 10.75%, 8/1/16                      $ 5,412,000
                 Specialty Stores - 0.8 %
  3,240,000      Kar Holdings, Inc., 10.0%, 5/1/15 (144A)          $ 1,166,400
  9,555,000      Sally Holdings LLC, 10.5%, 11/15/16 (c)             7,882,875
                                                                   $ 9,049,275
                 Total Retailing                                   $14,633,220
                 Food & Drug Retailing - 0.2 %
                 Drug Retail - 0.2 %
  4,410,000      Duane Reade, Inc., 9.75%, 8/1/11 (c)              $ 2,381,400
                 Total Food & Drug Retailing                       $ 2,381,400
                 Food, Beverage & Tobacco - 3.1 %
                 Agricultural Products - 0.4 %
  7,260,000      Cosan SA Industria, 8.25%, 2/15/49 (144A) (c)     $ 4,356,000
                 Brewers - 0.0 %
    120,000      Cia Brasileira de Bebida, 8.75%, 9/15/13          $   132,300
                 Distillers & Vintners - 0.2 %
    505,649      Belvedere, 0.0%, 4/11/14 (f)                      $   155,257
  3,286,800      Belvedere, 7.692%, 4/11/14 (f)                      1,030,218
  3,810,000 0.00 Belvedere, Floating Rate Note, 5/15/13 (144A) (f)   1,169,839
                                                                   $ 2,355,314
                 Packaged Foods & Meats - 2.0 %
  2,470,000      Arantes International, Ltd., 10.25%, 6/19/13 (f)  $   123,500
  6,360,000      Bertin, Ltd., 10.25%, 10/5/16 (144A)                3,307,200
  7,158,000      Fabrica de Productos, 9.25%, 2/23/17 (144A)         3,221,100
  5,300,000      Independencia International, Ltd., 9.875%, 5/15/15  3,339,000
  8,000,000      Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)     5,580,000
  9,750,000      Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)         5,655,000
                                                                   $21,225,800
                 Tobacco - 0.5 %
  1,125,000      Alliance One International, Inc., 11.0%, 5/15/12  $   978,750
  5,415,000      Alliance One International, Inc., 8.5%, 5/15/12     4,304,925
                                                                   $ 5,283,675
                 Total Food, Beverage & Tobacco                    $33,353,089
                 Household & Personal Products - 0.3 %
                 Household Products - 0.3 %
  3,980,000      Central Garden Pet & Co., 9.125%, 2/1/13 (c)      $ 2,795,950
                 Total Household & Personal Products               $ 2,795,950
                 Health Care Equipment & Services - 3.8 %
                 Health Care Equipment - 0.6 %
  7,435,000      Accellent, Inc., 10.5%, 12/1/13                   $ 5,353,200
  3,615,000      PTS Acquisition, 9.75%, 4/15/17                     1,109,965
                                                                   $ 6,463,165
                 Health Care Facilities - 0.5 %
  1,765,000      Fresenius US Finance II, Inc., 9.0%, 7/15/15 (c)  $ 1,773,825
  3,460,000      Universal Hospital Services, Inc., 8.5%, 6/1/15     2,923,700
    880,000 6.30 Universal Hospital Services, Inc., Floating Rate N    589,600
                                                                   $ 5,287,125
                 Health Care Services - 2.0 %
  9,095,000      Dasa Finance Corp., 8.75%, 5/29/18 (144A)         $ 7,503,375
  3,665,000      Rural/Metro Corp., 9.875%, 3/15/15                  3,041,950
  1,100,000      AMR Holdco/Emcar Holdco, 10.0%, 2/15/15             1,105,500
  7,125,000      Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (14  4,061,250
  9,510,000      Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (1  6,181,500
                                                                   $21,893,575
                 Health Care Supplies - 0.3 %
  3,500,000      Biomet, Inc., 10.375%, 10/15/17 (c)               $ 3,115,000
                 Managed Health Care - 0.5 %
  7,350,000      Multiplan, Inc., 10.375%, 4/15/16 (144A)          $ 5,659,500
                 Total Health Care Equipment & Services            $42,418,365
                 Pharmaceuticals & Biotechnology - 1.1 %
                 Pharmaceuticals - 1.1 %
  8,555,000      Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14  (c)$ 2,138,750
  7,875,000      Phibro Animal Health Corp., 10.0%, 8/1/13 (144A)    6,300,000
  3,530,000      Phibro Animal Health Corp., 13.0%, 8/1/14 (144A)    2,753,400
                                                                   $11,192,150
                 Total Pharmaceuticals & Biotechnology             $11,192,150
                 Banks - 4.8 %
                 Diversified Banks - 4.2 %
  4,380,000      ALB Finance BV, 9.25%, 9/25/13 (144A) (c)         $ 1,927,200
  5,045,000      ALB Finance BV, 9.25%, 9/25/13 (144A)               2,219,800
  9,200,000      ALB Finance BV, 9.375%, 4/19/28                     1,380,000
  6,675,000      ATF Bank JSC, 9.25%, 4/12/12 (144A)                 4,906,125
  3,360,000      ATF Bank, 9.0%, 5/11/16 (144A)                      2,016,000
  1,500,00010.00 ATF Capital BV, 10.0%, 12/31/49                       525,000
  4,530,000      ATF Capital BV, 9.25%, 2/21/14 (144A)               2,944,500
  2,755,000      Banco Macro SA, 8.5%, 2/1/17                        1,418,825
  2,870,000      Banco Macro SA, 9.75%, 12/18/36                       975,800
  6,230,000 9.38 Banco Macro SA, Floating Rate Note, 6/7/12          1,869,000
  5,000,000 8.25 BTA Finance Luxembourg SA, 8.25%, 12/31/49            815,750
  5,380,000      Centercredit International BV, 8.625%, 1/30/14 (14  2,152,000
  3,750,000 9.20 Kazkommerts Finance 2 BV, Floating Rate Note, 11/2    534,750
  1,400,000      Kazkommerts International BV, 8.0%, 11/3/15           644,000
  6,880,000      PetroCommerce Finance SA, 8.75%, 12/17/09           6,464,813
  2,465,000      Russian Stand Bank, 7.5%, 10/7/10 (144A)            1,133,900
  2,960,000      Sibacademfinance Plc, 7.0%, 5/21/10                 3,132,333
  4,300,000      Sibacademfinance Plc, 9.0%, 5/12/09 (144A) (c)      4,317,458
  3,410,000      Temir Capital BV, 9.5%, 5/21/14                     1,193,500
  7,070,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A) (c)      2,757,300
                                                                   $43,328,054
                 Regional Banks - 0.2 %
  2,650,000      Wells Fargo Capital, 9.75%, 12/29/49 (c)          $ 2,491,000
                 Thrifts & Mortgage Finance - 0.3 %
  5,850,000      Hipotecaria Su Casita SA, 8.5%, 10//4/16 (144A)   $ 3,217,500
                 Total Banks                                       $49,036,554
                 Diversified Financials - 1.3 %
                 Consumer Finance - 1.0 %
  5,480,000      Egidaco Investments Plc, 18.0%, 6/24/11           $ 5,258,135
  4,955,000      Ford Motor Credit Co., 5.7%, 1/15/10 (c)            4,197,931
  1,295,000      Ford Motor Credit Co., 8.0%, 12/15/16                 775,433
    307,000      General Motors Acceptance Corp., 6.75%, 12/1/14 (c    199,524
                                                                   $10,431,023
                 Diversified Finance Services - 0.2 %
  5,000,000 8.4  Citigroup, Inc., Floating Rate Note, 4/29/49      $ 1,826,150
                 Investment Banking & Brokerage - 0.5 %
 16,165,000 5.79 Goldman Sachs Capital Partners, Floating Rate Note$ 5,805,029
                 Specialized Finance - 0.4 %
 11,305,000      Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)    $ 2,147,950
    860,000      Ipayment, Inc., 9.75%, 5/15/14                        516,000
 19,800,000      NCO Group, Inc., 11.875%, 11/15/14 (c)              6,930,000
 11,870,000 7.68 NCO Group, Inc., Floating Rate Note, 11/15/13       4,154,500
                                                                   $13,748,450
                 Total Diversified Financials                      $31,810,652
                 Insurance - 4.7 %
                 Insurance Brokers - 1.4 %
 11,140,000      Alliant Holdings, Inc., 11.0%, 5/1/15 (144A)      $ 7,296,700
 13,710,000      Hub International Holdings, Inc., 10.25%, 6/15/15   7,403,400
  2,270,000      Usi Holdings Corp., 9.75%, 5/15/15 (144A)           1,044,200
                                                                   $15,744,300
                 Life & Health Insurance - 0.3 %
  3,466,000      Presidential Life Corp., 7.875%, 2/15/09          $ 3,327,360
                 Multi-Line Insurance - 0.9 %
  3,320,000 7.00 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)  $ 1,545,337
  9,500,00010.75 Liberty Mutual Group, Inc., Floating Rate Note, 6/  5,700,000
  2,975,100      Sul America Participacoe, 8.625%, 2/15/12 (144A)    2,856,096
                                                                   $10,101,433
                 Property & Casualty Insurance - 0.2 %
  2,000,000      Kingsway America, Inc., 7.5%, 2/1/14              $ 1,630,400
                 Reinsurance - 1.9 %
  1,375,00015.20 Atlas Reinsurance Plc, Floating Rate Note, 1/10/11$ 1,727,620
    750,000 8.92 Caelus Re Ltd., Floating Rate Note, 6/7/11            708,450
  1,750,00018.03 Carillon Ltd., Floating Rate Note, 1/10/11          1,636,075
  1,000,000 8.56 Green Valley Ltd., Floating Rate Note, 1/10/11 (14  1,233,807
  1,010,00019.42 Successor II Ltd., Floating Rate Note, 4/6/10         962,328
  1,925,00027.67 Successor II Ltd., Floating Rate Note, 4/6/10       1,806,420
  1,875,000 7.19 Blue Fin Ltd., Floating Rate Note, 4/10/12          1,609,313
    985,00014.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A) (c    571,300
  2,600,00012.03 Globecat Ltd., Floating Rate Note, 1/2/13 (144A)    2,443,740
    375,000 8.78 Globecat Ltd., Floating Rate Note, 1/2/13 (144A)      348,563
    500,000 7.07 Nelson Re Ltd., Floating Rate Note, 6/6/11            480,900
    435,000 7.45 Newton Re Ltd., Floating Rate Note, 12/24/10 (144A)   428,780
    745,000 9.75 Newton Re Ltd., Floating Rate Note, 12/24/10 (144A    706,856
  4,165,000      Platinum Underwriters Holdings, Ltd., 7.5%, 6/1/17  3,132,080
  1,900,00014.15 Residential Re, Floating Rate Note, 6/6/11          1,803,100
    500,00012.68 Residential Re, Floating Rate Note, 6/5/09            497,150
                                                                   $20,096,482
                 Total Insurance                                   $50,899,975
                 Real Estate - 1.9 %
                 Diversified Real Estate Activities - 0.5 %
  9,090,000      BR Malls International Finance Ltd., 9.75%, 12/31/$ 5,817,600
                 Real Estate Development - 0.4 %
    895,000      China Properties Group Ltd., 9.125%, 5/4/14 (144A)$   411,700
  7,285,000      Greentown China Holdings Ltd., 9.0%, 11/8/13 (144A  2,622,600
 10,345,000      Neo-China Group Holdings Ltd., 9.75%, 7/23/14       1,810,375
                                                                   $ 4,844,675
                 Real Estate Operating Companies - 0.9 %
  6,750,000      Alto Palermo SA, 7.875%, 5/11/17 (144A)           $ 2,835,000
  6,840,000 9.60 Alto Palermo SA ,Floating Rate Note, 6/11/12 (144A  3,009,600
  8,405,000      Inversiones Y Rep, 8.5%, 2/2/17 (144A) (c)          4,034,400
                                                                   $ 9,879,000
                 Total Real Estate                                 $20,541,275
                 Software & Services - 2.5 %
                 Application Software - 0.6 %
  2,195,000      Open Solutions, Inc., 9.75%, 2/15/15 (144A)       $   307,300
  9,590,000      Vangent, Inc., 9.625%, 2/15/15                      6,041,700
                                                                   $ 6,349,000
                 System Software - 1.1 %
 17,350,000      Pegasus Solutions, Inc., 10.5%, 4/15/15           $12,231,750
                 Data Processing & Outsourced Services - 0.4 %
  8,025,000      First Data Corp., 9.875%, 9/24/15 (144A) (c)      $ 4,494,000
                 IT Consulting & Other Services - 0.4 %
  7,760,000      Activant Solutions, Inc., 9.5%, 5/1/16            $ 4,035,200
                 Total Software & Services                         $27,109,950
                 Technology Hardware & Equipment - 0.8 %
                 Electronic Equipment & Instruments - 0.0 %
  1,975,000      VAC Finanzierung GmbH, 9.25%, 4/15/16 (144A)      $   833,817
                 Technology Distributors - 0.7 %
  8,975,000      Da-Lite Screen Co., Inc., 9.5%, 5/15/11           $ 7,987,750
                 Total Technology Hardware & Equipment             $ 8,821,567
                 Semiconductors - 0.1 %
                 Semiconductor Equipment - 0.1 %
    250,000      Freescale Semiconductor, Inc., 8.875%, 12/15/14   $    55,000
  2,735,000      Freescale Semiconductor, Inc., 9.125%, 12/15/14 (c    362,388
  4,750,000 6.65 Freescale Semiconductor, Inc., Floating Rate Note,    878,750
                                                                   $ 1,296,138
                 Total Semiconductors                              $ 1,296,138
                 Telecommunication Services - 7.1 %
                 Integrated Telecommunication Services - 3.3 %
 17,340,000      Broadview Networks Holdings, Inc., 11.375%, 9/1/12$ 7,716,300
 23,686,000      GC Impsat Holdings I Plc, 9.872%, 2/15/17 (144A)   15,395,900
  2,390,000      GCI, Inc., 7.25%, 2/15/14                           2,085,275
  4,500,000      Paetec Holdings Corp., 9.5%, 7/15/15 (c)            2,925,000
    980,000      Tele Norte Leste Participacoes SA, 8.0%, 12/18/13     972,454
                                                                   $29,094,929
                 Wireless Telecommunication Services - 3.8 %
 10,380,000      Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)            $ 8,511,600
  5,785,000      Cricket Communications Inc., 9.375%, 11/1/14 (c)    5,264,350
  7,600,000      Digicel, Ltd., 9.25%, 9/1/12 (144A)                 6,840,000
  2,900,00010.96 Hellas Tel Finance, Floating Rate Note, 1/15/15 (1    630,720
 10,680,000      Hughes Network System, LLC, 9.5%, 4/15/14           8,971,200
  6,620,00010.38 Inmarsat Finance Plc, Floating Rate Note, 11/15/12  6,553,800
  1,950,000      Mobile Telesystems Finance SA, 8.0%, 1/28/12 (c)    1,662,375
  2,785,000      Telesat Canada, 11.0%, 11/1/15                      2,130,525
  5,805,000      Telesat Canada, 12.5%, 11/1/17                      3,889,350
  3,025,000      True Move Co., Ltd., 10.375%, 8/1/14 (144A)         1,119,250
 18,455,000      True Move Co., Ltd., 10.75%, 12/16/13 (144A)        7,197,450
  4,750,000      UBS (Vimpelcom), 8.25%, 5/23/16 (144A)              2,945,000
  2,000,000      UBS (Vimpelcom), 8.375%, 10/22/11 (144A)            1,640,000
  5,475,000      Vip Finance, 9.125%, 4/30/18 (144A)                 3,449,250
                                                                   $60,804,870
                 Total Telecommunication Services                  $89,899,799
                 Utilities - 6.9 %
                 Electric Utilities - 2.9 %
 16,885,000      Caiua Serv Electricidad SA, 11.125%, 4/2/49 (144A)$ 7,935,950
 10,835,000      CIA Transporte Energia, 8.875%, 12/15/16 (144A)     4,117,300
  1,409,492      FPL Energy National Wind LLC, 6.125%, 3/25/19 (144  1,210,176
  1,520,905      FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A  1,366,913
  7,570,000      TXU Energy Co., 10.25%, 11/1/15                     5,639,650
                                                                   $20,269,989
                 Gas Utilities - 0.9 %
 18,547,000      Transport De Gas Del Sur SA, 7.875%, 5/14/17 (144A$10,757,260
                 Independent Power Producer & Energy Traders - 2.2 %
  6,507,000      AES Chivor, 9.75%, 12/30/14 (144A) (c)            $ 6,246,720
 10,600,000      Biofuel Energy Corp., 19.0%, 6/7/12                 8,480,000
  8,395,000      Intergen NV, 9.0%, 6/30/17                          7,807,350
  1,356,600 0.00 Juniper Generation LLC, 6.79%, 12/31/14 (144A)      1,217,046
                                                                   $23,751,116
                 Multi-Utilities - 0.8 %
  5,860,000      NSG Holdings LLC, 7.75%, 12/15/25 (144A)          $ 4,746,600
  5,940,000      Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)    4,158,000
                                                                   $ 8,904,600
                 Total Utilities                                   $63,682,965
                 TOTAL CORPORATE BONDS
                 (Cost  $1,593,337,282)                            $825,620,254

                 US GOVERNMENT AND AGENCY OBLIGATIONS - 1.4 %
                 Capital Goods - 0.1 %
                 Industrial Conglomerates - 0.0 %
  3,590,000      CIA Latino Americano, 9.75%, 5/10/12              $ 1,077,000
                 Total Capital Goods                               $ 1,077,000
                 Government - 1.3 %
                 Government - 1.3 %
1,450,000,000    Banco Nac De Desen Econo, 8.0%, 4/28/10           $   967,561
 10,350,000      Federal Republic of Brazil, 12.5%, 1/5/16           4,657,946
  2,560,000      Federal Republic of Brazil, 5.875%, 1/15/19         2,438,400
  2,480,000      Federal Republic of Brazil, 12.5%, 1/5/22           1,094,746
2,510,000,000    Republic of Columbia, 11.75%, 3/1/10                1,042,698
10,258,000,000   Republic of Columbia, 12%, 10/22/15                 4,455,146
                                                                   $14,656,497
                 Total Government                                  $14,656,497
                 TOTAL US GOVERNMENT AND AGENCY OBLIGATIONS
                 (Cost  $8,627,212)                                $15,733,497
                 MUNICIPAL BONDS - 0.8 %
                 Commercial Services & Supplies - 0.0 %
                 Environmental & Facilities Services - 0.0 %
  4,400,000 8.46 Ohio Air Quality Development Authority, Floating R$   528,000
                 Total Commercial Services & Supplies              $   528,000
                 Government - 0.7 %
                 Muni  Airport - 0.0 %
     15,000      New Jersey Economic Development Authority Special $     9,775
                 Muni  School District - 0.7 %
  8,875,00012.00 Non-Profit PFD FDG TR I VAR ST, Floating Rate Note$ 7,721,339
                 Total Government                                  $ 7,731,114
                 TOTAL MUNICIPAL BONDS
                 (Cost  $13,271,199)                               $ 8,259,114
                 SENIOR SECURED FLOATING RATE LOANS INTERESTS - 6.1 % **
                 Energy - 0.0 %
                 Oil & Gas Exploration & Production - 0.0 %
    800,000 6.25 Venoco, Inc., 4.0%, 9/20/11                       $   378,000
                 Total Energy                                      $   378,000
                 Materials - 0.5 %
                 Steel - 0.5 %
 11,009,193 5.46 Niagara Corp., 5.0%, 6/29/14                      $ 5,779,826
                 Total Materials                                   $ 5,779,826
                 Capital Goods - 0.3 %
                 Construction & Engineering - 0.2 %
    823,373 8.00 Custom Building Products, Inc., 2.25%, 10/20/11   $   569,156
  3,150,00010.75 Custom Building Products, Inc., 5.0%, 4/20/12       1,870,313
                                                                   $ 2,439,469
                 Total Capital Goods                               $ 2,439,469
                 Commercial Services & Supplies - 0.1 %
                 Diversified Commercial Services - 0.1 %
  4,100,000 3.71 J.G.Wentworth 1st Lien, 2.25% 3/1/14              $ 1,148,000
                 Total Commercial Services & Supplies              $ 1,148,000
                 Transportation - 0.2 %
                 Air Freight & Couriers - 0.1 %
  6,276,43111.54 Louis Topco Ltd., 7.75%, 6/1/17                   $   963,571
    295,802 4.46 TNT Logistics, 0.10%, 11/4/13                         192,271
    888,486 3.41 TNT Logistics, 2.5%, 11/4/13                          577,516
                                                                   $ 1,733,358
                 Total Transportation                              $ 1,733,358
                 Consumer Durables & Apparel - 0.0 %
                 Homebuilding - 0.0 %
    694,630 8.25 LandSource Communities Development LLC, PIK, 6/1/0
		 (f) 						   $   124,785
  8,650,000 8.75 LandSource Communities Development LLC, 6.5%, 2/27
 		 (f)						       268,768
                                                                   $   393,553
                 Total Consumer Durables & Apparel                 $   393,553
                 Consumer Services - 0.4 %
                 Casinos & Gaming - 0.4 %
    995,146 3.94 Gateway Casinos & Entertainment, Inc., 2.5%, 9/30/$   459,011
  4,925,973 3.94 Gateway Casinos & Entertainment, Inc., 2.5%, 9/30/  2,272,105
  6,250,000 6.94 Gateway Casinos & Entertainment, Inc., 5.5% 7/16/1  1,666,666
                                                                   $ 4,397,782
                 Total Consumer Services                           $ 4,397,782
                 Media - 0.2 %
                 Cable & Satellite - 0.2 %
  1,000,000 3.96 Charter Communications, Inc., 2.5%, 10/28/14      $   578,000
  1,405,800 3.44 Charter Communications, Inc., 2.0%, 3/6/14 (c)      1,078,952
  1,106,399 2.70 Knology, Inc., 2.25%, 6/30/12                         752,351
                                                                   $ 2,409,303
                 Total Media                                       $ 2,409,303
                 Household & Personal Products - 0.0 %
                 Personal Products - 0.0 %
    245,625 2.41 Brickman Holdings, Inc., 2.0%, 1/23/14            $   168,560
                 Total Household & Personal Products               $   168,560
                 Health Care Equipment & Services - 0.7 %
                 Health Care Equipment - 0.2 %
  2,925,974 5.64 Talecris Biotherapeutics, Inc., 3.0%, 12/6/13     $ 2,644,349
                 Health Care Supplies - 0.5 %
  7,510,000 4.69 Inverness Medical Innovations, Inc., 4.25% 6/26/15$ 5,238,225
                 Total Health Care Equipment & Services            $ 7,882,574
                 Diversified Financials - 0.2 %
                 Specialized Finance - 0.2 %
  3,443,219 4.46 Ace Cash Express, Inc., 3.0%, 10/5/13             $ 1,704,394
  1,120,891 6.16 NCO Financial Systems, Inc., 3.0%  5/15/13            812,646
                                                                   $ 2,517,040
                 Total Diversified Financials                      $ 2,517,040
                 Insurance - 0.9 %
                 Insurance Brokers - 0.5 %
  2,913,125 4.46 Alliant Holdings I, Inc., 3.0%, 8/21/14           $ 2,301,369
    823,208 3.96 HUB International Holdings Ltd., 2.5% 6/13/14         611,232
  3,662,487 3.96 HUB International Holdings Ltd., 2.5% 6/13/14       2,719,397
                                                                   $ 5,631,998
                 Multi-Line Insurance - 0.4 %
  6,750,000 5.84 AmWins Group, Inc., 5.75% 6/11/13                 $ 2,193,750
  4,166,327 3.88 AmWins Group, Inc., 2.5% 6/8/13                     2,437,301
                                                                   $ 4,631,051
                 Total Insurance                                   $10,263,049
                 Technology Hardware & Equipment - 1.3 %
                 Electronic Equipment & Instruments - 1.2 %
 11,449,659 6.70 Huawei-3Com Co., Ltd., 3.0% 9/28/12               $ 9,445,969
  5,233,660 4.66 Scitor Corp., 4.25%, 9/26/14                        4,631,789
                                                                   $14,077,758
                 Total Technology Hardware & Equipment             $14,077,758
                 Telecommunication Services - 0.7 %
                 Integrated Telecom Services - 0.7 %
  1,193,761 4.71 Rental Service Corp., 3.5%, 11/30/13              $   752,069
    715,124 4.46 Telesat Canada, Inc., 3.0%, 10/31/14                  578,740
  8,326,604 4.31 Telesat Canada, Inc., 3.0%, 10/31/14                6,738,600
                                                                   $ 8,069,409
                 Total Telecommunication Services                  $ 8,069,409
                 Utilities - 0.5 %
                 Independent Power Producer & Energy Traders - 0.5 %
  3,598,796 2.66 NRG Energy, Inc., 1.5%, 2/1/13                    $ 3,343,201
  1,776,554 2.96 NRG Energy, Inc., 0.1%, 2/1/13                      1,650,379
                                                                   $ 4,993,580
                 Total Utilities                                   $ 4,993,580
                 TOTAL SENIOR SECURED FLOATING RATE LOANS INTERESTS
                 (Cost  $119,883,172)                              $66,651,261
                 RIGHTS/WARRANTS - 0.2 %
                 Energy - 0.2 %
                 Oil & Gas Exploration & Production - 0.1 %
 11,203,000      Norse Energy Corp., ASA *                         $ 1,695,467
                 Total Energy                                      $ 1,695,467
                 Diversified Financials - 0.0 %
                 Diversified Financial Services - 0.0 %
      3,250      Mandra Forestry Finance, Ltd., Expires 5/15/13 *  $         0
                 Total Diversified Financials                      $         0
                 Real Estate - 0.0 %
                 Real Estate Development - 0.0 %
  8,190,000      Neo-China Group Holdings, Ltd. *                  $   264,050
                 Total Real Estate                                 $   264,050
                 Utilities - 0.0 %
                 Independent Power Producer & Energy Traders - 0.0 %
    498,836      Biofuel Energy ASA *                              $         0
                 Total Utilities                                   $         0
                 TOTAL RIGHTS/WARRANTS                             $ 1,959,517
                 (Cost  $234,433)
                 TEMPORARY CASH INVESTMENTS - 8.1 %
                 Repurchase Agreement - 0.8 %
  8,405,000      Bank of America, 0.28%, dated 1/30/09, repurchase price of
                 $8,405,000 plus accrued interest on 2/2/09 collateralized
                 by $8,573,100 Federal National Mortgage Association,
                 5.0%, 7/1/35                                      $ 8,405,000
 Principal
    Amount                                                            Value
                 Securities Lending Collateral  - 7.3%  (d)
                 Certificates of Deposit:
 $     1,796,417 Abbey National Plc, 2.52%, 8/13/09                $ 1,796,417
        1,796,232Bank of Nova Scotia, 3.21%, 5/5/09                  1,796,232
        2,871,479Bank of Scotland NY, 2.92%, 6/5/09                  2,871,479
        3,233,550Barclays Bank, 1.2%, 5/27/09                        3,233,550
        3,592,834CBA, 1.31%, 7/16/09                                 3,592,834
        3,233,550DNB NOR Bank ASA NY, 2.41%, 6/5/09                  3,233,550
        3,291,036Intesa SanPaolo S.p.A., 1.1%, 5/22/09               3,291,036
           208,18NORDEA NY, 0.39%, 4/9/09                              208,188
        2,694,625Royal Bank of Canada NY, 2.7%, 8/7/09               2,694,625
        1,796,417Royal Bank of Scotland, 2.45%, 3/5/09               1,796,417
           359,23Skandinavian Enskilda Bank NY, 2.17%, 2/13/09         359,233
        3,592,834Societe Generale, 2.62%, 9/4/09                     3,592,834
        3,233,550Svenska Bank NY, 1.73%, 7/8/09                      3,233,550
        3,592,834U.S. Bank NA, 2.25%, 8/24/09                        3,592,834
                                                                   $35,292,780
                 Commercial Paper:
           342,45BBVA U.S., 2.83%, 3/12/09                         $   342,451
        3,592,834Monumental Global Funding, Ltd., 2.55%, 8/17/09     3,592,834
        1,796,417CME Group, Inc., 2.9%, 8/6/09                       1,796,417
        1,796,304General Electric Capital Corp., 1.96%, 3/16/09      1,796,304
        3,528,163American Honda Finance Corp., 1.29%, 7/14/09        3,528,163
        3,592,834HSBC Bank, Inc., 2.5%, 8/14/09                      3,592,834
        1,796,417IBM, 2.39%, 9/25/09                                 1,796,417
        3,233,550Met Life Global Funding, 2.47%, 6/12/09             3,233,550
        3,233,550New York Life Global, 2.31%, 9/4/09                 3,233,550
        3,053,909Westpac Banking Corp., 1.01%, 6/1/09                3,053,909
                                                                   $25,966,429


                 Tri-party Repurchase Agreements:
 $     3,592,834 Deutsche Bank, 0.27%, 2/2/09                      $ 3,592,834
        7,185,668Merrill Lynch, 0.28%, 2/2/09                        7,185,668
        3,439,168Barclays Capital Markets, 0.26%, 2/2/09             3,439,168
                                                                   $14,217,670

                 Money Market Mutual Funds:
 $        898,208Columbia Government Reserves Fund                 $   898,208
        2,694,625JP Morgan, U.S. Government Money Market Fund        2,694,625
                                                                   $ 3,592,834
                 Total Securities Lending Collateral               $79,069,713
                 TOTAL TEMPORARY CASH INVESTMENTS
                 (Cost  $87,474,713)                               $87,474,713
                 TOTAL INVESTMENT IN SECURITIES
                 (Cost  $1,975,067,785) (a)
$1,127,358,968
                 OTHER ASSETS AND LIABILITIES                      $-39,243,618
                 TOTAL NET ASSETS - 100.0%
$1,088,115,350


         *       Non-income producing security.

    (144A) Security is exempt from registration under Rule (144A) of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from
                 registration. At January 31, 2009, the value of these securities amounted to $413,272,985 or 38.0% of total net assets.

      STEP       Debt obligation initially issued at one coupon which converts to another coupon

        **       Senior floating rate loan interests in which the Portfolio invests generally
                 pay interest at rates that are periodically redetermined by reference
                 to a base lending rate plus a premium.  These base lending rates
               are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit
                  or (iv) other base lending rates used by commercial lenders.
                 The rate shown is the coupon rate at period end.

       (a) At January 31, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,975,067,785 was as follows:

                 Aggregate gross unrealized gain for all investments in which
                 there is an excess of value over tax cost       $2,898,707

                 Aggregate gross unrealized loss for all investments in which
                 there is an excess of tax cost over value      (850,607,524)

                 Net unrealized loss                           $(847,708,817)

       (b) Debt obligation with a variable interest rate. Rate shown is rate at period end

       (c)       At January 31, 2009, the following securities were out on loan:

 Principal
  Amount                              Security                        Value
 $     5,489,000 Accuride Corp., 8.5%, 2/1/15                        $
1,565,660
    803,505      Ainsworth Lumber Co., Ltd., 11.0%, 7/29/15 (144A)     394,453
  4,336,000      ALB Finance BV, 9.25%, 9/25/13 (144A)               2,047,104
  1,000,000      Aleris International, Inc., 10.0%, 12/15/16           175,000
  1,345,000      Allison Transmission, Inc., 11.25%, 11/1/15 (144A)    642,658
  9,787,000      Angiotech Pharmaceutical, Inc., 7.75%, 4/1/14       2,697,473
  9,013,000      Aventine Renewable Energy, Inc., 10.0%, 4/1/17      1,515,932
  1,000,000      Biomet, Inc., 10.375%, 10/15/17                       920,260
  3,925,000      Central Garden Pet & Co., 9.125%, 2/1/13            2,748,492
  3,562,000      Charter Communications, Inc., 2.0%, 3/6/14            902,190
  1,135,000      Chemtura Corp., 6.875%, 6/1/16                        381,663
  3,500,000      AES Chivor, 9.75%, 12/30/14 (144A)                  3,300,938
  1,000,000      Cosan SA Industria, 8.25%, 2/15/49 (144A)             600,000
  1,237,000      Cricket Communications Inc., 9.375%, 11/1/14        1,154,340
  2,973,000      Duane Reade, Inc., 9.75%, 8/1/11                    1,749,548
  1,765,000      Evraz Group SA, 9.5%, 4/24/18 (144A)                1,103,713
  2,562,000      First Data Corp., 9.875%, 9/24/15 (144A)            1,519,054
  4,546,300      Ford Motor Credit Co., 5.7%, 1/15/10                3,862,468
  1,600,000      Freescale Semiconductor, Inc., 9.125%, 12/15/14       230,250
  3,950,000      Freescale Semiconductor, Inc., Floating Rate Note,    760,383
  1,747,000      Fresenius US Finance II, Inc., 9.0%, 7/15/15        1,759,666
    900,000      Galaxy Entertainment Group Ltd., 9.875%, 12/15/12 (   479,110
    300,000      General Motors Acceptance Corp., 6.75%, 12/1/14       196,664
  3,534,000      Georgia Gulf Corp., 10.75%, 10/15/16                  216,826
  3,059,000      Georgia Gulf Corp., 9.5%, 10/15/14                    543,609
  2,700,000      Graphic Packaging Co., 9.5%, 8/15/13                2,169,563
    875,000      Hilcorp Energy Co., 9.0%, 6/1/16 (144A)               726,031
  2,050,000      Inversiones Y Rep, 8.5%, 2/2/17 (144A)                890,028
  5,000,000      Lear Corp., 8.75%, 12/1/16                          1,021,700
    676,000      MBIA, Inc., Floating Rate Note, 1/15/33  (144A)       396,023
  1,930,000      Mobile Telesystems Finance SA, 8.0%, 1/28/12        1,646,182
  1,985,000      NCO Group, Inc., 11.875%, 11/15/14                    743,859
    400,000      Nell AF Sarl, 8.375%, 8/15/15 (144A)                   22,679
  4,432,000      Paetec Holdings Corp., 9.5%, 7/15/15                2,898,341
  1,485,000      Panolam Industries International, Inc., 10.75%, 10/   646,769
    130,000      Sally Holdings LLC, 10.5%, 11/15/16                   110,094
  4,257,000      Sibacademfinance Plc, 9.0%, 5/12/09 (144A)          4,357,295
    120,000      Tenneco Automotive, Inc., 8.625%, 11/15/14             38,756
  2,500,000      Transport De Gas Del Sur SA, 7.875%, 5/14/17 (144A) 1,291,563
  2,000,000      Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)               596,916
  6,900,000      Turanalem Finance BV, 8.5%, 2/10/15 (144A)          2,967,959
  3,730,000      Univision Communications, Inc., 9.75%, 3/15/15 (144   753,848
  5,462,000      Verasun Energy Corp., 9.375%, 6/1/17                  632,964
  7,618,000      Verasun Energy Corp., 9.875%, 12/15/12              4,131,578
  6,400,000      Vitro Sab De CV, 9.125%, 2/1/17 (f)                 1,826,381
    100,000      Waste Services, Inc., 9.5%, 4/15/14                    79,771
    156,000      Wells Fargo Capital, 9.75%, 12/29/49                  152,555
 11,053,000      Yankee Acquisition Corp., 9.75%, 2/15/17            5,025,667
                 Total                                             $64,593,976


       (d) Securities lending collateral is managed by Credit Suisse, New York Branch.

       (e) Distributions of investments by country of issue (excluding temporary cash investments) as a pe

                 United States                                           63.4%
                 Norway                                                   5.0%
                 Netherlands                                              3.8%
                 United Kingdom                                           2.9%
                 Brazil                                                   2.9%
                 Luxembourg                                               2.8%
                 Caymay Islands                                           2.7%
                 Canada                                                   2.6%
                 Argentina                                                2.4%
                 South Africa                                             1.3%
                 Mexico                                                   1.0%
                 Other (individually less than 1%)                        9.2%
                                                                        100.0%
       (f)       Security is in default and is non-income producing.


NOTE:       Principal amounts are denominated in U.S. Dollars unless
otherwise denoted:

       NOK       Norwegian Krone
       GBP       British Pound Sterling
      EURO       Euro
       ITL       Italian Lira
       BRL       Brazilian Real
       COP       Columbian Peso

                 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                 Level 1 - quoted prices in active markets for identical securities
                 Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
                 Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                 The following is a summary of the inputs used as of January 31, 2009, in valuing the Fund's assets:

             Valuation Inputs                      Investments  Other Financial
                                                  in Securities  Instruments
            Level 1 - Quoted Prices                      $10,812,501    0
            Level 2 - Other Significant Observable Inputs 1,116,546, 1,102,149
            Level 3 - Significant Unobservable Inputs        0          0
                 Total                                   $1,127,358, 1,102,149


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date March 31, 2009

* Print the name and title of each signing officer under his or her signature.